Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues
Costs and expenses:
Sales and marketing	131,291	105,000	527,330
General and administrative	919,796	3,611,677	12,700,622	137,686
Research and development	945,125	599,227	3,480,731	967,826
Depreciation expense	8,520	2,997	21,126	10,418
Total costs and expenses	2,004,732	4,318,901	16,729,809	1,115,930
Operating loss	(2,004,732)	(4,318,901)	(16,729,809)	(1,115,930)
Other income (expense):
Interest income				23
Interest income on marketable securities			45,057
Gain on extinguishment of debt				700,000
Interest expense	(2,379,320)	(37,654)	(6,321,665)
Capital raise finance charge			(300,000)
Change in fair value of forward purchase agreements	515,750		248,000
Change in fair value of earnout liabilities	1,353,000		47,930,000
Loss on initial issuance of warrants			(15,919,501)
Other miscellaneous income	11,128
Income (loss) before income taxes	(2,504,174)	(4,356,555)	8,952,082	(415,907)
Income tax expense
Net income (loss)	$ (2,504,174)	$ (4,356,555)	$ 8,952,082	$ (415,907)
Net income (loss) per common share, basic (in Dollars per share)	$ (0.16)	$ (0.69)	$ 1.07	$ (0.14)
Weighted average shares outstanding, basic (in Shares)	15,556,204	6,338,068	8,345,672	3,061,982
Net income (loss) per common share, diluted (in Dollars per share)	$ (0.16)	$ (0.69)	$ 0.75	$ (0.14)
Weighted average shares outstanding, diluted (in Shares)	15,556,204	6,338,068	11,866,839	3,061,982